Note 15 - Income Tax - Provision for (Recovery of) Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Current
Current income tax expense (recovery)	$ 34,347	$ 23,061
Deferred
Deferred income tax expense (recovery)	(7,200)	1,861
Total	27,147	24,922
Canada Revenue Agency [Member]
Current
Canada, current income tax expense (recovery)	369	(554)
Deferred
Canada, deferred income tax expense (recovery)	(1,620)	403
Internal Revenue Service (IRS) [Member]
Current
United States, current income tax expense (recovery)	33,978	23,615
Deferred
United States, deferred income tax expense (recovery)	$ (5,580)	$ 1,458